UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3999

John Hancock Investment Trust II (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210 (Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Attorney & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210 (Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324
Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Regional Bank Fund

7.31.2006 Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
Regional Bank Fund
Securities owned by the Fund on
July 31, 2006 (unaudited)

Issuer	Shares	Value

Common stocks 98.58%		$2,011,170,706
(Cost $652,776,203)

Asset Management & Custody Banks 7.40%		150,891,623

Bank of New York Co., Inc. (The) (NY)	1,353,898	45,504,512
Mellon Financial Corp. (PA)	1,341,554	46,954,390
Northern Trust Corp. (IL)	252,500	14,417,750
State Street Corp. (MA)	732,850	44,014,971

Consumer Finance 0.56%		11,481,834

Capital One Financial Corp. (VA)	148,440	11,481,834

Diversified Banks 10.74%		219,187,954

Comerica, Inc. (MI)	153,697	8,998,959
Toronto-Dominion Bank (The) (Canada)	300,960	15,424,200
U.S. Bancorp. (MN)	1,977,987	63,295,584
Wachovia Corp. (NC)	1,173,477	62,933,572
Wells Fargo & Co. (CA)	947,410	68,535,639

Other Diversified Financial Services 7.59%		154,850,679

Bank of America Corp. (NC)	1,305,941	67,295,140
Citigroup, Inc. (NY)	1,047,290	50,594,580
JPMorgan Chase & Co. (NY)	810,192	36,960,959

Regional Banks 66.28%		1,352,149,032

Alabama National Bancorp. (AL)	149,600	10,135,400
AmSouth Bancorp. (AL)	1,131,910	32,440,541
BB&T Corp. (NC)	1,026,432	43,099,880
BOK Financial Corp. (OK)	123,500	6,351,605
Bryn Mawr Bank Corp. (PA)	382,668	8,418,696
Chittenden Corp. (VT)	1,094,357	30,882,755
City Holding Co. (WV)	112,756	4,369,295
City National Corp. (CA)	561,700	37,471,007
CoBiz, Inc. (CO)	149,800	3,515,806
Colonial BancGroup, Inc. (The) (AL)	755,100	19,179,540
Commerce Bancshares, Inc. (MO)	864,095	43,965,154
Commercial Bankshares, Inc. (FL)	284,456	9,955,960
Compass Bancshares, Inc. (AL)	1,019,625	60,096,697
Cullen/Frost Bankers, Inc. (TX)	1,075,450	63,150,424
Dearborn Bancorp., Inc. (MI) (I)	177,123	4,057,888
Eurobancshares, Inc. (Puerto Rico) (I)	99,870	947,766
F.N.B. Corp. (PA)	290,257	4,800,851
Fifth Third Bancorp. (OH)	697,227	26,592,238
First Horizon National Corp. (TN)	1,224,800	51,319,120
First Midwest Bancorp., Inc. (IL)	241,200	8,610,840
First Republic Bank (CA)	180,614	7,681,513
Fulton Financial Corp. (PA)	1,315,734	21,775,398
Glacier Bancorp., Inc. (MT)	173,800	5,325,232

John Hancock
Regional Bank Fund
Securities owned by the Fund on
July 31, 2006 (unaudited)

Hancock Holding Co. (MS)	280,094	14,452,850
Independent Bank Corp. (MA)	735,000	24,923,850
Independent Bank Corp. (MI)	289,300	7,408,973
KeyCorp (OH)	721,934	26,639,365
M&T Bank Corp. (NY)	395,653	48,238,014
Marshall & Ilsley Corp. (WI)	1,271,689	59,731,232
MB Financial, Inc. (IL)	349,650	12,433,554
Mercantile Bankshares Corp. (MD)	1,377,075	48,968,787
National City Corp. (OH)	1,276,712	45,961,632
North Fork Bancorp., Inc. (NY)	1,590,831	45,068,242
Placer Sierra Bancshares (CA)	39,450	859,615
PNC Financial Services Group, Inc. (The) (PA)	789,150	55,903,386
Prosperity Bancshares, Inc. (TX)	195,449	6,873,941
Provident Bankshares Corp. (MD)	184,389	6,779,984
Regions Financial Corp. (AL)	408,100	14,809,949
Seacoast Banking Corp. of Florida (FL)	548,790	16,397,845
Sky Financial Group, Inc. (OH)	431,000	10,572,430
South Financial Group, Inc. (The) (SC)	160,550	4,338,061
Southcoast Financial Corp. (SC) (I)	109,010	2,300,111
Sterling Bancshares, Inc. (TX)	434,145	8,504,901
SunTrust Banks, Inc. (GA)	796,337	62,807,099
Susquehanna Bancshares, Inc. (PA)	508,693	12,300,197
SVB Financial Group (CA) (I)	366,400	16,422,048
Synovus Financial Corp. (GA)	504,750	14,264,235
Taylor Capital Group, Inc. (IL)	136,250	4,301,412
TCF Financial Corp. (MN)	2,107,384	56,709,703
TD Banknorth, Inc. (ME)	906,114	26,277,306
Texas Regional Bancshares, Inc. (Class A) (TX)	909,837	34,491,921
TriCo Bancshares (CA)	655,150	16,267,374
Trustmark Corp. (MS)	167,000	5,295,570
UCBH Holdings, Inc. (CA)	22,500	375,300
Umpqua Holdings Corp. (OR)	249,188	6,501,315
UnionBanCal Corp. (CA)	305,800	18,895,382
Virginia Financial Group, Inc. (VA)	101,813	4,276,146
Westamerica Bancorp. (CA)	433,075	20,835,238
Whitney Holding Corp. (LA)	547,730	19,767,576
Zions Bancorp. (UT)	816,300	67,050,882

Thrifts & Mortgage Finance 6.01%		122,609,584

Astoria Financial Corp. (NY)	360,050	10,711,487
BankUnited Financial Corp. (Class A) (FL)	128,350	3,797,877
Countrywide Financial Corp. (CA)	110,848	3,971,684
Hudson City Bancorp., Inc. (NJ)	940,490	12,198,155
MAF Bancorp., Inc. (IL)	301,743	12,371,463
Sovereign Bancorp., Inc. (PA)	264,600	5,461,344
Washington Federal, Inc. (WA)	1,126,098	25,190,812
Washington Mutual, Inc. (WA)	1,094,111	48,906,762

John Hancock
Regional Bank Fund
Securities owned by the Fund on
July 31, 2006 (unaudited)

	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value

Short-term investments 1.42%			$28,967,000
(Cost $28,967,000)

Joint Repurchase Agreement 1.42%			28,967,000

Investment in a joint repurchase agreement transaction with
Morgan Stanley - Dated 7-31-06 due 8-01-06 (secured by U.S.
Treasury Inflation Indexed Bond 3.625% due 4-15-28)	5.250	28,967	28,967,000

Total investments 100.00%			$2,040,137,706

John Hancock
Regional Bank Fund
Footnotes to Schedule of Investments
July 31, 2006 (unaudited)

(I) Non-income-producing security.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on July 31, 2006, including short-term investments, was $681,743,203. Gross unrealized appreciation and depreciation of investments aggregated $1,360,254,258 and $1,859,755, respectively, resulting in net unrealized appreciation of $1,358,394,503.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Regional Bank Fund.

010Q3 7/06
9/06

JOHN HANCOCK

Small Cap Equity Fund

7.31.2006 Quarterly Portfolio Holdings

John Hancock
JOHN HANCOCK FUNDS

John Hancock
Small Cap Equity Fund
Securities owned by the Fund on
July 31, 2006 (unaudited)

Issuer	Shares	Value

Common stocks 98.12%		$859,043,765
(Cost $871,640,621)

Aerospace & Defense 1.93%		16,856,017

Argon ST, Inc. (I)	457,589	11,343,631
Force Protection, Inc. (B)(I)	982,600	5,512,386
Apparel Retail 0.52%		4,544,326

Hibbett Sporting Goods, Inc. (I)	229,976	4,544,326
Asset Management & Custody Banks 1.08%		9,412,260

Waddell & Reed Financial, Inc. (Class A)	432,350	9,412,260
Biotechnology 2.50%		21,881,356

AtheroGenics, Inc. (I)	441,700	5,821,606
Martek Biosciences Corp. (I)	575,000	16,059,750
Broadcasting & Cable TV 0.41%		3,577,440

XM Satellite Radio Holdings, Inc. (Class A) (I)	308,400	3,577,440
Building Products 2.16%		18,901,899

Modtech Holdings, Inc. (I)	1,131,318	7,466,699
Simpson Manufacturing Co., Inc. (I)	408,400	11,435,200
Casinos & Gaming 3.07%		26,872,746

Bally Technologies, Inc. (I)	727,100	11,968,066
Pinnacle Entertainment, Inc. (I)	226,000	6,199,180
Progressive Gaming International Corp. (I)	1,150,000	8,705,500
Communications Equipment 0.40%		3,475,500

SeaChange International, Inc. (I)	525,000	3,475,500
Computer Hardware 3.38%		29,551,232

Stratasys, Inc. (I)	442,050	12,227,103
Trident Microsystems, Inc. (I)	1,006,047	17,324,129
Computer Storage & Peripherals 1.05%		9,155,579

LaserCard Corp. (I)	716,960	9,155,579
Construction Materials 1.26%		10,991,500

Headwaters, Inc. (I)	475,000	10,991,500
Construction & Engineering 0.80%		7,038,186

Stantec, Inc. (Canada) (E)(I)	415,400	7,038,186

John Hancock
Small Cap Equity Fund
Securities owned by the Fund on
July 31, 2006 (unaudited)

Construction & Farm Machinery & Heavy Trucks 0.93%		8,183,648

Oshkosh Truck Corp.	190,850	8,183,648
Consumer Finance 1.88%		16,497,635

Infinity Property & Casualty Corp.	401,500	16,497,635
Diversified Chemicals 0.47%		4,105,412

American Vanguard Corp.	278,333	4,105,412
Diversified Commercial & Professional Services 2.42%		21,196,240

Corrections Corp. of America (I)	293,150	16,005,990
Quixote Corp.	325,000	5,190,250
Diversified Financial Services 4.07%		35,671,598

Euronet Worldwide, Inc. (I)(U)	776,000	19,718,160
FTI Consulting, Inc. (I)	607,750	15,953,438
Drug Retail 0.80%		6,964,196

Matrixx Initiatives, Inc. (I)	448,724	6,964,196
Electrical Components & Equipment 4.81%		42,155,421

Color Kinetics, Inc. (I)	584,483	10,094,021
KFx, Inc. (I)	860,000	13,347,200
Medis Technologies Ltd. (I)(L)	842,982	18,714,200
Electronic Equipment Manufacturers 3.57%		31,239,499

Actel Corp. (I)	680,000	9,220,800
FARO Technologies, Inc. (I)	737,300	11,892,649
Measurement Specialties, Inc. (I)	467,500	10,126,050
Employment Services 1.19%		10,440,400

Barrett Business Services, Inc. (I)	485,600	10,440,400
Health Care Equipment 11.16%		97,715,753

Adeza Biomedical Corp. (I)	780,829	11,868,601
Caliper Life Sciences, Inc. (I)	1,116,504	4,722,812
Cyberonics, Inc. (I)	483,000	10,350,690
Electro-Optical Sciences, Inc. (I)	697,200	4,043,760
Kyphon, Inc. (I)	341,800	11,641,708
NuVasive, Inc. (I)	593,435	10,379,178
ResMed, Inc. (I)	438,800	20,364,708
Somanetics Corp. (I)	550,000	9,311,500
SonoSite, Inc.	465,700	15,032,796
Health Care Services 2.44%		21,332,420

Allscripts Healthcare Solutions, Inc. (I)	697,000	13,284,820
HealthExtras, Inc. (I)	310,000	8,047,600

John Hancock
Small Cap Equity Fund
Securities owned by the Fund on
July 31, 2006 (unaudited)

Health Care Supplies 2.32%		20,316,078

ev3, Inc. (I)	467,260	7,831,278
IntraLase Corp. (I)	720,000	12,484,800
Home Furnishings 1.01%		8,810,084

Select Comfort Corp. (I)	437,225	8,810,084
Industrial Machinery 1.49%		13,014,957

Raven Industries, Inc.	436,597	13,014,957
Internet Software & Services 3.80%		33,289,630

aQuantive, Inc. (I)	560,750	11,495,375
Opsware, Inc. (I)	1,992,100	13,845,095
SafeNet, Inc. (I)	466,500	7,949,160
Movies & Entertainment 2.24%		19,611,180

Imax Corp. (Canada) (I)	1,815,850	19,611,180
Multi-Line Insurance 0.63%		5,539,030

United Fire & Casualty Co.	185,500	5,539,030
Oil & Gas Drilling 2.44%		21,346,630

InterOil Corp. (Canada) (I)	578,000	11,190,080
TETRA Technologies, Inc. (I)	355,000	10,156,550
Oil & Gas Equipment & Services 1.10%		9,624,250

Superior Energy Services, Inc. (I)	281,000	9,624,250
Oil & Gas Exploration & Production 1.73%		15,135,377

Connacher Oil & Gas Ltd. (Canada) (I)	1,000,000	3,539,040
Delta Petroleum Corp. (I)	229,650	4,083,177
Toreador Resources Corp. (I)	292,000	7,513,160
Packaged Foods & Meats 0.03%		284,837

Galaxy Nutritional Foods, Inc. (I)	1,139,348	284,837
Pharmaceuticals 2.14%		18,777,046

Medicis Pharmaceutical Corp. (Class A)	565,350	15,581,046
NitroMed, Inc. (I)	799,000	3,196,000
Property & Casualty Insurance 0.88%		7,705,050

ProAssurance Corp. (I)	155,000	7,705,050
Regional Banks 6.29%		55,086,184

Boston Private Financial Holdings, Inc.	367,700	9,240,301
IBERIABANK Corp.	167,475	9,624,788
Pacific Mercantile Bancorp. (I)	300,000	5,295,000
UCBH Holdings, Inc.	395,600	6,598,608
Umpqua Holdings Corp.	530,000	13,827,700
Wintrust Financial Corp.	218,700	10,499,787

John Hancock
Small Cap Equity Fund
Securities owned by the Fund on
July 31, 2006 (unaudited)

Restaurants 2.78%		24,316,761

Buffalo Wild Wings, Inc. (I)	225,250	7,259,807
McCormick & Schmick's Seafood Restaurants, Inc. (I)	504,090	9,733,978
Texas Roadhouse, Inc. (Class A) (I)	676,800	7,322,976
Semiconductor Equipment 5.23%		45,805,758

FormFactor, Inc. (I)(U)	582,200	24,958,914
Mattson Technology, Inc. (I)	1,204,000	9,800,560
Supertex, Inc. (I)	332,319	11,046,284
Specialty Stores 1.12%		9,805,720

A.C. Moore Arts & Crafts, Inc. (I)	570,100	9,805,720
Systems Software 3.23%		28,308,150

Access Integrated Technologies, Inc. (I)	741,500	6,673,500
Concur Technologies, Inc. (I)	807,500	10,545,950
Progress Software Corp. (I)	490,000	11,088,700
Technology Distributors 2.66%		23,319,144

Global Imaging Systems, Inc. (I)	312,000	13,191,360
iRobot Corp. (I)	578,400	10,127,784
Telecommunication Services 1.22%		10,715,360

Comtech Telecommunications Corp. (I)	386,000	10,715,360
Trucking 1.63%		14,263,326

Celadon Group, Inc. (I)	811,800	14,263,326
Wireless Telecommunication Services 1.85%		16,208,950

I.D. Systems, Inc. (I)	510,000	8,629,200
Radyne Corp. (I)	375,000	4,192,500
SpectraLink Corp.	425,000	3,387,250
Issuer	Shares	Value
Warrants 0.00%		$0
(Cost $0)

Technology Distributors 0.00%		0

Access Integrated Technologies, Inc. (B)	75,000	0

John Hancock
Small Cap Equity Fund
Securities owned by the Fund on
July 31, 2006 (unaudited)

	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value

Short-term investments 1.88%			$16,490,560
(Cost $16,490,560)

Joint Repurchase Agreement 1.36%			11,923,000

Investment in a joint repurchase agreement transaction with Morgan
Stanley - Dated 7-31-06 due 8-01-06 (Secured by U.S. Treasury
Inflation Indexed Bond 3.625% due 4-15-28)	5.250	11,923	11,923,000
		Shares
Cash Equivalents 0.52%			4,567,560

AIM Cash Investment Trust (T)		4,567,560	4,567,560

Total investments 100.00%			$875,534,325

John Hancock
Small Cap Equity Fund
Summary of written options outstanding on
July 31, 2006 (unaudited)

	Number of	Exercise	Expiration
Name of issuer	contracts	price	date	Value

CALLS
FormFactor, Inc.	500	$45	08-21-06	$60,000

Summary of written options

John Hancock
Small Cap Equity Fund
Footnotes to Schedule of Investments
July 31, 2006 (unaudited)

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(E) Parenthetical disclosure of a foreign country in the security description represents country of local currency; par value is expressed in local currency.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of July 31, 2006.

(T) Represents investment of securities lending collateral.

(U) All or a portion of this security is pledged as collateral for written call options. See the additional information on the outstanding written options in the table following these footnotes.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on July 31, 2006, including short-term investments, was $888,131,181. Gross unrealized appreciation and depreciation of investments aggregated $84,015,972 and $96,612,828, respectively, resulting in net unrealized depreciation of $12,596,856.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Cap Equity Fund.

370Q3 7/06
9/06

JOHN HANCOCK

Financial Industries Fund

7.31.2006

Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock

Financial Industries Fund

Securities owned by the Fund on

July 31, 2006 (unaudited)

Issuer	Shares	Value
Common stocks 85.09%		$853,266,554
(Cost $550,109,092)

Asset Management & Custody Banks 8.84%		88,656,429

Affiliated Managers Group, Inc. (I)(L)	100,100	9,164,155
AllianceBernstein Holding LP	28,800	1,872,000
Bank of New York Co., Inc. (The)	520,500	17,494,005
BlackRock, Inc. (Class A)	37,200	4,804,752
Franklin Resources, Inc.	166,000	15,180,700
Legg Mason, Inc. (L)	119,800	9,999,706
State Street Corp.	501,850	30,141,111

Consumer Finance 4.49%		45,021,350

American Express Co.	547,500	28,502,850
Capital One Financial Corp. (L)	90,000	6,961,500
SLM Corp.	190,000	9,557,000

Data Processing & Outsourced Services 4.41%		44,171,920

First Data Corp.	185,000	7,557,250
Fiserv, Inc. (I)	321,800	14,049,788
MasterCard, Inc. (I)	9,020	413,747
Paychex, Inc.	165,000	5,639,700
Wright Express Corp. (I)	551,300	16,511,435

Diversified Banks 12.23%		122,598,773

HSBC Holdings Plc, American Depositary Receipt (ADR) (United
Kingdom) (L)	138,712	12,617,244
Kookmin Bank, ADR (South Korea)	257,079	22,170,493
U.S. Bancorp.	577,000	18,464,000
Wachovia Corp. (L)	616,605	33,068,526
Wells Fargo & Co. (L)	501,500	36,278,510

Diversified Capital Markets 1.29%		12,941,760

UBS AG (Switzerland)	237,900	12,941,760

Insurance Brokers 2.78%		27,866,191

Marsh & McLennan Cos., Inc.	816,200	22,061,886
National Financial Partners Corp.	128,870	5,804,305

Investment Banking & Brokerage 9.86%		98,901,036

Goldman Sachs Group, Inc. (The)	202,450	30,924,237
Lehman Brothers Holdings, Inc.	174,500	11,333,775
Merrill Lynch & Co., Inc. (L)	423,000	30,802,860
Morgan Stanley	335,850	22,334,025
TD Ameritrade Holding Corp.	214,050	3,506,139

John Hancock
Financial Industries Fund
Securities owned by the Fund on
July 31, 2006 (unaudited)

Life & Health Insurance 6.07%		60,864,608

AFLAC, Inc. (L)	272,800	12,041,392
Conseco, Inc. (I)	260,420	5,937,576
MetLife, Inc.	275,000	14,300,000
Prudential Financial, Inc. (L)	363,500	28,585,640
Multi-Line Insurance 8.06%		80,871,991

American International Group, Inc.	598,100	36,286,727
Assurant, Inc.	144,300	6,950,931
Genworth Financial, Inc. (Class A)	541,917	18,587,753
Hartford Financial Services Group, Inc. (The)	224,500	19,046,580
Other Diversified Financial Services 10.11%		101,399,379

Bank of America Corp.	795,855	41,010,408
Citigroup, Inc.	813,850	39,317,093
JPMorgan Chase & Co.	461,900	21,071,878
Property & Casualty Insurance 7.04%		70,600,782

ACE Ltd. (Cayman Islands)	268,000	13,810,040
Allstate Corp. (The)	266,500	15,142,530
Ambac Financial Group, Inc. (L)	106,850	8,880,303
Assured Guaranty Ltd. (Bermuda)	398,960	10,173,480
Axis Capital Holdings Ltd. (Bermuda)	454,480	13,434,429
Berkshire Hathaway, Inc. (Class A) (I)	100	9,160,000
Regional Banks 3.57%		35,810,047

City National Corp. (L)	93,500	6,237,385
M&T Bank Corp. (L)	127,100	15,496,032
North Fork Bancorp., Inc.	162,000	4,589,460
Zions Bancorp. (L)	115,500	9,487,170
Reinsurance 3.25%		32,634,496

Arch Capital Group Ltd. (Bermuda) (I)	102,850	6,259,451
PartnerRe Ltd. (Bermuda)	195,500	12,146,415
Platinum Underwriters Holdings Ltd. (Bermuda)	257,550	7,286,090
RenaissanceRe Holdings Ltd. (Bermuda)	134,000	6,942,540
Specialized Finance 0.77%		7,758,790

CIT Group, Inc.	169,000	7,758,790
Specialized REITs 0.50%		4,965,480

Host Hotels & Resorts, Inc.	234,000	4,965,480
Thrifts & Mortgage Finance 1.19%		11,933,122

Countrywide Financial Corp. (L)	151,700	5,435,411
Hudson City Bancorp., Inc. (L)	500,980	6,497,711
Trading Companies & Distributors 0.63%		6,270,400

GATX Corp.	160,000	6,270,400

John Hancock
Financial Industries Fund
Securities owned by the Fund on
July 31, 2006 (unaudited)
	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value
Short-term investments 14.91%			$149,533,728
(Cost $149,533,728)

Joint Repurchase Agreement 1.01%			10,140,000

Investment in a joint repurchase agreement transaction with
Morgan Stanley — Dated 7-31-06 due 8-01-06 (Secured by U.S.
Treasury Inflation Indexed Bond 3.625% due 4-15-28)	5.250	10,140	10,140,000
		Shares
Cash Equivalents 13.90%			139,393,728

AIM Cash Investment Trust (T)		139,393,728	139,393,728
Total investments 100.00%			$1,002,800,282

John Hancock

Financial Industries Fund

Footnotes to Schedule of Investments

July 31, 2006 (unaudited)

(I)	Non-income-producing security.

(L)	All or a portion of this security is on loan as of July 31, 2006.

(T)	Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on July 31, 2006, including short-term investments, was $699,642,820. Gross unrealized appreciation and depreciation of investments aggregated $304,260,917 and $1,103,455, respectively, resulting in net unrealized appreciation of $303,157,462.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Financial Industries Fund.

700Q3 7/06
9/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: September 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: September 26, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: September 26, 2006